OPERATIONS IN UKRAINE	12 Months Ended
Dec. 31, 2019
OPERATIONS IN UKRAINE
OPERATIONS IN UKRAINE

10.     OPERATIONS IN UKRAINE

In November, 2019, the Group entered into an agreement with a third party to dispose its subsidiary Preludium B.V., a 100% owner of VF Ukraine PrJSC, Telecom Kyiv PTT, VF Retail LLC and IT SmartFlex LLC, which carried out the Group’s operations in Ukraine and constituted ”Ukraine” operating segment. The disposal was completed on December 3, 2019.

The results of operations in Ukraine were reported as discontinued operations in the accompanying consolidated statement of profit or loss for the year ended December 31, 2019. The consolidated statements of profit or loss for the years ended December 31, 2018 and December 31, 2017 were retrospectively restated to present operations in Ukraine as discontinued operations.

As of December 3, 2019, the carrying amounts of assets and liabilities pertaining to the discontinued operation and reconciliation of the loss on disposal were as follows:

Property, plant and equipment	26,037
Rights-of-use assets	8,175
Intangible assets	18,124
Goodwill	114
Other non-current assets	1,534
Other current assets	10,760
Cash and cash equivalents	4,181
Non-current liabilities	(9,009)
Current liabilities	(17,979)
Accumulated other comprehensive loss	7,948

Total consideration	(44,386)
In the form of:
Cash and cash equivalents (USD 645 million)	(41,567)
Deferred consideration (USD 12 million)	(774)
Fair value of contingent consideration (variable earn-out) as of December 3, 2019 (USD 32 million)	(2,045)

Loss on disposal	5,499

Net cash inflow arising on disposal:	37,386
Cash consideration received	41,567
Less: cash and cash equivalents disposed of	(4,181)

The deferred consideration will be settled in cash by the purchaser on or before September 1, 2020.

In the event the results of disposed operation achieve certain performance criteria for the periods starting 2019 and ending 2022 as specified in an ‘earn out’ clause of the sale agreement, additional consideration will be payable by the buyer. As of December 3, 2019 the Group recognized contingent consideration receivable as a financial asset at fair value through profit or loss in the amount of RUB 2,045 million. As of December 31, 2019, the fair value of the financial asset amounted to RUB 2,013 million. A gain of RUB 48 million resulting from fair value measurement and loss of RUB 80 million resulting from currency revaluation were recognized in discontinued operations in the consolidated statement of profit or loss.

The results of the “Ukraine” operating segment reported in  discontinued operations included in the profit in the consolidated statements of profit or loss were as follows:

	2019	2018	2017
Revenue	36,675	28,826	24,992
Expenses	(28,564)	(22,094)	(18,412)
Profit before tax	8,111	6,732	6,580
Attributable tax expense	(2,018)	(1,575)	(1,197)
Profit for the period	6,093	5,157	5,383
Loss on disposal	(5,499)	—	—
Currency revaluation loss on deferred consideration	(30)	—	—
Earn-out revaluation	(32)	—	—
Net income attributable to discontinued operations	532	5,157	5,383

Cash flows from (used in) discontinued operation are presented as follows:

	2019	2018	2017

Net cash provided by operating activities	17,343	16,773	11,271
Net cash used in investing activities	(13,046)	(15,724)	(10,276)
Net cash used in financing activities	(1,114)	(1,057)	(72)